Fair Value Measurements and Investments in Marketable Securities - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)	Sep. 30, 2014		Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, Fair Value			$ 140,940
Assets, Fair Value Disclosure	159,628,000
Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	43,257,000	[1]
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	15,901,000
Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	55,420,000
Government Sponsored Entities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	45,050,000
Warrants to Purchase Convertible Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, Fair Value			140,940
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	43,257,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	43,257,000	[1]
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	116,371,000
Significant Other Observable Inputs (Level 2) | Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	15,901,000
Significant Other Observable Inputs (Level 2) | Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	55,420,000
Significant Other Observable Inputs (Level 2) | Government Sponsored Entities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	45,050,000
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, Fair Value			140,940
Significant Unobservable Inputs (Level 3) | Warrants to Purchase Convertible Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities, Fair Value			$ 140,940

[1]	Included within cash and cash equivalents on the Company's condensed balance sheet.